Surface Acquisition - Additional Information (Details)		3 Months Ended	12 Months Ended
	Sep. 08, 2023 USD ($) item $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Organization and Significant Accounting Policies
Goodwill				$ 943,000
Net impairment charge			$ 6,772,000
Impairment charge			$ 0	0
Contingent consideration, current				3,300,000
Novartis Institutes
Organization and Significant Accounting Policies
Impairment charge		$ 10,600,000
Surface Acquisition
Organization and Significant Accounting Policies
Business Combination, Number of Shares Issued in Exchange of Each Share of Acquiree | shares	0.196
Share price | $ / shares	$ 5.2831
Contingent value right per share | item	1
Contingent value rights payment period	10 years
Business combination consideration transferred	$ 64,596,000
Business Combination, Number of Shares Issued to Former Employees of Acquiree shares | shares	161,100
Goodwill	$ 0
Business Combination, Number of Out Licensed Partnership Program | item	2
Fair value of the contingent consideration		3,800,000
Contingent consideration, current		0
Acquisition related costs				$ 5,100,000
Surface Acquisition | Novartis Institutes
Organization and Significant Accounting Policies
Net impairment charge		$ 6,800,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Selling, General and Administrative Expense
Impairment charge		$ 10,600,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Selling, General and Administrative Expense
Surface Acquisition | Surface GSK Agreement
Organization and Significant Accounting Policies
Milestone and royalty based CVR payments (as percent)	70.00%
Surface Acquisition | Surface's SRF114 proprietary drug product candidate
Organization and Significant Accounting Policies
Upfront payment based CVR payments (as percent)	25.00%
Surface Acquisition | Surface's SRF388 proprietary drug product candidate
Organization and Significant Accounting Policies
Upfront payment based CVR payments (as percent)	50.00%